UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 28, 2012
Check here [ ] if Amendment; Amendment Number
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Telluride Asset Management LLC
Address:		1000 Parkers Lake Road
			Wayzata, MN 55391

Form 13F File Number: 28-11432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Kuper
Title:		Authorized Agent
Phone:		952-653-6446

Signature, Place, and Date of Signing:
13
	Mark Kuper	Wayzata, MN  	November 14, 2012
	[Signature]	[City, State]	 [Date]

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
 of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	8

Form 13F Information Table Value Total	6858
					(thousands)

List of Other Included Managers:	NONE

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1	2	3	4	5		6	7	8
			VALUE	SHRS OR	SH/PUT/	INV	OTHER	VOTING
NAME OF ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT	PRN CALL	DESC	MGRS	S SH N
ACHILLION PHARMACEUTICALS IN	COM	00448Q20	152	SHRS	14582	SOLE	NONE	X
BODY CENTRAL ACQUISITION	COM	09689U10	120	SHRS	11523	SOLE	NONE	X
CHIQUITA BRANDS INTL INC	COM	17003280	140	SHRS	18312	SOLE	NONE	X
ISHARES SILVER TRUST	P	46428Q95	2973	SHRS	88800	SOLE	NONE	X
ISHARES SILVER TRUST	C	46428Q90	2558	SHRS	76400	SOLE	NONE	X
MAGELLAN PETE CORP	COM	55909130	21	SHRS	19646	SOLE	NONE	X
NETSPEND HOLDINGS	COM	64118V10	126	SHRS	12782	SOLE	NONE	X
UNITED STATES OIL FUND LP	COM	91232N10	768	SHRS	22500	SOLE	NONE	X
TOTAL			6858